Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 895,077,000.00
Previously Paid Amount	0.00
Total Fee Amount	137,036.29
Total Offset Amount	0.00
Net Fee	137,036.29
Narrative - Max Aggregate Offering Price	$ 895,077,000.00
Final Prospectus	true